DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Kennametal Thrift Plus Plan, as amended (the Plan) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

GENERAL - The Plan is a defined contribution plan, established to encourage investment and savings for certain salaried, hourly, and union employees of Kennametal Inc. and certain of its business entities and business units (Kennametal or the Company) and to provide a method to supplement their retirement income. The Plan provides these employees the opportunity to defer a portion of their annual compensation for federal income tax purposes in accordance with Section 401(k) of the Internal Revenue Code, as amended (IRC). The Plan also provides for employee after-tax and Company contributions. The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Company is the Plan sponsor.

Fidelity Management Trust Company (FMTC) serves as trustee of the Plan. Fidelity Workplace Services, LLC. (FWS) serves as the record keeper. The trustee has overall responsibility for the custody, safekeeping, and investment of the Plan assets that it holds.

ELIGIBILITY - All regular U.S. non-union employees and union employees in a bargaining unit that negotiated for participation in the Plan become eligible to participate in the Plan on the first day of the first payroll period subsequent to their employment date. Under present federal income tax law, Company contributions and all earnings of the Plan do not constitute taxable income to the participants until withdrawn from the Plan by the participants (excluding where applicable, earnings on Roth contributions).

VESTING - Employee contributions are fully vested. Effective January 1, 2017, all Company contributions immediately vest as of the participant's employment date. At December 31, 2025 and 2024, forfeited nonvested accounts were not significant. These accounts are used to reduce future Company contributions or pay Plan expenses.

PARTICIPANT ACCOUNTS - A separate account is maintained for each participant in the Plan. Each participant's account is credited with the participant's contributions and the Company's contributions, as well as allocations of the Plan's income. Fixed administrative expenses are deducted quarterly from the participants' accounts. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the balance of the participant's vested account.

CONTRIBUTIONS - The Plan allows participants to elect a contribution rate (either pre-tax, Roth, after-tax, or a combination) of 1% to 50% of the employee's eligible wages as defined in the Plan agreement. Participants who are age 50 or older and who have met or will meet the annual Internal Revenue Service (IRS) limit under the law or the Plan are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect to not participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contributions invested in a designated fund until changed by the participant. The Plan also includes a provision whereby all eligible employees are automatically enrolled in the annual increase program whereby their deferral rate is increased by 1% annually, subject to plan limits. Participants can opt out of the program and make changes to the deferral increase percentage. Under the Plan, the Company has the discretion to make any of its contributions in Kennametal Inc. capital stock.
The Plan provides for Company matching contributions of 100% of employee contributions, up to 6% of eligible compensation. The Plan includes a safe harbor plan design for purposes of the Plan’s nondiscrimination testing.

The participants can elect to have their contributions (pre-tax, Roth, after-tax, catch-up, and rollover amounts) invested in the different investment funds available under the Plan. Company matching contributions are invested in the same investment elections that the employee elected for their pre-tax or after-tax contributions.

Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Non-elective/profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.

DISTRIBUTIONS - Distributions to participants due to disability, retirement, or death are payable, at the participant's election, as a single distribution consisting of whole shares of Kennametal Inc. capital stock plus cash for fractional shares, a cash lump-sum, or periodic payments for a period not to extend beyond the life (or life expectancy) of the participant or the joint lives (or life expectancy) of the participant and his or her designated beneficiary. If a participant's vested interest in his or her account exceeds $1,000, a participant may elect to receive distributions as either lump sum or as periodic distributions as more fully described in the Plan document.

In addition, while still employed, participants may withdraw certain employee contributions or rollover contributions at any time. Participants over the age of 59.5 may withdraw their vested balance at any time. Vested contributions and pre-tax employee contributions may be withdrawn by participants under age 59.5 only for specific hardship reasons.
NOTES RECEIVABLE FROM PARTICIPANTS - The minimum loan amount available under the Plan is $1,000 and the maximum loan amount is the lesser of 50% of the participant's total vested account balance or $50,000. The maximum term permissible for a loan made under the Plan is 5 years for a general-purpose loan and longer for a residential loan as determined by the Plan administrator (defined as 30 years in the Summary Plan Description). Principal and interest of any loan made under the Plan are paid ratably through payroll deductions. Interest rates on notes receivable from participants ranged from 4.25% to 10.00% at December 31, 2025. Interest rates charged on notes receivable to participants are based on generally prevailing market conditions at the time the note is issued. Notes receivable from participants outstanding at December 31, 2025 have maturity dates ranging from 2026 to 2055.